Basis of Presentation and Summary of Significant Accounting Policies - Schedule Of Depreciation Of Property Plant And Equipment (Detail)	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Kiosk Machines Leased [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years